Schedule II - Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net income					$ 18,219	$ 3,783	$ 6,614
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized and unrealized losses on investments	$ (493)	$ (255)	$ (2,904)	$ 366	2,569	(608)	(499)
Changes in operating assets and liabilities:
Accrued investment income					54	(137)	(61)
Net cash provided by operating activities			16,893	15,183	22,808	20,248	15,825
Investing activities
Net cash used in investing activities			(74,240)	(17,207)	(25,365)	(19,128)	(11,531)
Financing activities
Net cash provided by financing activities			62,304		1,549
Net increase (decrease) in cash, cash equivalents and restricted cash			4,957	(2,024)	(1,008)	1,120	4,294
Cash, cash equivalents and restricted cash at beginning of period			9,924	10,932	10,932	9,812	5,518
Cash, cash equivalents and restricted cash at end of period	$ 14,881	$ 8,908	14,881	$ 8,908	9,924	10,932	9,812
Palomar Holdings, Inc.
Operating activities
Net income					18,219	3,783	6,614
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries					(18,160)	$ (3,783)	$ (6,614)
Net realized and unrealized losses on investments					2
Other					546
Changes in operating assets and liabilities:
Accrued investment income					(67)
Net cash provided by operating activities					540
Financing activities
Net increase (decrease) in cash, cash equivalents and restricted cash					540
Cash, cash equivalents and restricted cash at beginning of period			$ 540
Cash, cash equivalents and restricted cash at end of period					$ 540